Royalty and Other Mineral Interests (Details Narrative) $ in Thousands								3 Months Ended	12 Months Ended
	Dec. 01, 2022 Property	Apr. 06, 2022 USD ($) $ / Unit	Mar. 01, 2022 USD ($) shares	Jan. 14, 2022 USD ($)	Jul. 23, 2021 USD ($) $ / Unit	Jul. 23, 2021 CAD ($) $ / Unit	Nov. 27, 2020 USD ($) shares Property	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 27, 2022 USD ($) shares	May 25, 2022 shares	Apr. 06, 2022 CAD ($)	Nov. 05, 2021 USD ($)	Aug. 23, 2021 USD ($)	Jul. 23, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Option payments received								$ 648,000	$ 2,230,000
Option payments received from royalty and other mineral interests								549,000	1,780,000	$ 30,000
Revenue								99,000	450,000
Option payment settled by marketable securities								68,000	150,000
Consideration paid/received								213,000
Cash consideration															$ 65,016,000
Fair value of puchase consideration														$ 305,957,000	$ 200,851,000
Impairment charge									3,821,000
USA [Member]
IfrsStatementLineItems [Line Items]
Option payments received								641,000
Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Impairment charge								$ 0
Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received					$ 9,000,000	$ 11,250
Consideration payable					3,000,000											$ 3,750
Fair value of puchase consideration					$ 12,000,000											15,000
Additional royalty financing		$ 3,587,000											$ 4,500
Additional equity financing		$ 799,000											$ 1,000
Royalty interest rate per tonne | $ / Unit		3.75			2.50	2.50
Acquisition description					Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.	Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.		On July 23, 2021, the Company entered into a definitive agreement with Monarch Mining Corporation ("Monarch") to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch's Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch's Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch's Beaufor property.
Acquisition of royalty interest per tonne | $ / Unit					2.50	2.50
Royalty interest right to repurchase amount per property																$ 2,000
Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
issued or Issuance shares | shares							15,000,000
Fair value of puchase consideration							$ 13,076,000
Number of gold properties | Property							17
Royalty Purchase Agreement [member] | GoldMining [member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage							0.50%
Royalty Purchase Agreement [member] | GoldMining [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage							2.00%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member]
IfrsStatementLineItems [Line Items]
Number of prospective properties held to sell and generate royalties | Property	12
Carrying value of asset held								$ 321,000
Percentage of retain rights on royalty net smelter return	1.50%
Percentage of outstanding common shares								35.00%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of outstanding common shares on first refusal on royalty interest	10.00%
Net smelter return royalty percentage	0.50%
VZZ Agreement [Member] | Val-d Or Mining Corp [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	1.00%
Nevada Gold Mines LLC ("NGM") [member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration											$ 21,512,000
Number of shares issued | shares											9,393,681
Rawhide [member]
IfrsStatementLineItems [Line Items]
Impairment charge									3,821,000
Cote Gold Project [member]
IfrsStatementLineItems [Line Items]
Consideration paid/received			$ 15,832,000
Cash consideration			$ 15,000,000
issued or Issuance shares | shares			207,449
Fair value of puchase consideration			$ 832,000
Number of shares issued | shares			50,000
Royalty percentage own description								0.75% NSR
Cote Gold Project [member] | Ontario And Canada [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage owned			0.75%
Granite Creek Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | i-80 Gold Corp., [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description								10% NPI royalty on Granite Creek Mine operated by i-80 Gold Corp., payable after 120,000 oz of gold or equivalent is cumulatively produced from the project
Percentage of NPI royalty											10.00%
Bald Mountain Mine [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description								2.0% NSR royalty on the Bald Mountain Mine operated by Kinross Gold Corporation ("Kinross"), payable after 10 million ounces of gold have been produced from the properties
Net smelter return royalty percentage											2.00%
Bald Mountain Joint Venture Zone [member] | Nevada Gold Mines LLC ("NGM") [member] | Kinross Gold Corporation ("Kinross") [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage											1.25%
Eldorado Project [member] | Nevada Select Royalty, Inc., [member]
IfrsStatementLineItems [Line Items]
Percentage of mineral interest disposed in exchange of royalty interest				100.00%
Consideration paid/received				$ 75,000
Cash consideration				$ 2,000,000
Net smelter return royalty percentage				3.00%
Term of agreement				5 years
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2023 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable				$ 125,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2024 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable				400,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2025 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable				400,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2026 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable				500,000
Eldorado Project [member] | Nevada Select Royalty, Inc., [member] | Cash Payments On or Before January 14, 2027 [member]
IfrsStatementLineItems [Line Items]
Consideration received/receivable				$ 500,000
McKenzie Break, Croinor Gold, and Swanson properties [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage		2.75%			2.50%								2.75%			2.50%
Net smelter return royalty buyback rights percentage		1.25%											1.25%
Beaufor Project [member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					1.00%											1.00%
Croinor Gold Project [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			207,449									50,000
Croinor Gold Project [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					2.50%											2.50%
Royalty interest rate per tonne | $ / Unit		1.25
Royalty interest right to repurchase on net smelter return percentage					1.25%	1.25%
McKenzie Break [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					2.50%											2.50%
Royalty interest rate per tonne | $ / Unit		1.25
Royalty interest right to repurchase on net smelter return percentage					1.25%	1.25%
Swanson [Member] | Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage					2.50%											2.50%
Royalty interest rate per tonne | $ / Unit		1.25
Royalty interest right to repurchase on net smelter return percentage					1.25%	1.25%
Beaufor Mine [Member]
IfrsStatementLineItems [Line Items]
Royalty percentage own description								1.0% NSR
Beaufor Mine [Member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Carrying values of royalties held									$ 4,712,000
Jerritt Canyon Mine [Member]
IfrsStatementLineItems [Line Items]
Carrying value of asset held								$ 8,393,000
Royalty percentage own description								0.5% NSR
Percentage of post tax real discount rate								5.00%
Impairment loss								$ 0
Consensus pricing [member] | Jerritt Canyon Mine [Member]
IfrsStatementLineItems [Line Items]
Average gold price								1,688,000